Notes to the consolidated statements of income - Net deferred income tax assets and liabilities (Details) - EUR (€)	Mar. 31, 2019	Dec. 31, 2018
Notes to the consolidated statements of income
Deferred taxes assets	€ 308,530,000	€ 345,686,000
Deferred taxes liabilities	€ 722,859,000	€ 626,521,000